INCOME TAXES - SCHEDULE OF RECONCILIATION OF UNRECOGNIZED TAX BENEFITS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized benefit - beginning of period	$ 2,177	$ 759
Gross increases - current year tax positions	4,395	797
Gross increases - prior year tax positions	848	621
Unrecognized benefit - end of period	$ 7,420	$ 2,177